Note 20 - Borrowings - Significant Borrowings as of Closing Date (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Significant borrowings as of closing date	$ 330,933	$ 619,007
Significant borrowings as of closing date [member] | Tamsa
Disclosure of detailed information about borrowings [line items]
Significant borrowings as of closing date	20,000
Significant borrowings one, as of closing date [member] | Tamsa
Disclosure of detailed information about borrowings [line items]
Significant borrowings as of closing date	80,000
Significant borrowings two, as of closing date [member] | Saudi Steel Pipe Company [member]
Disclosure of detailed information about borrowings [line items]
Significant borrowings as of closing date	$ 61,000